Annual Fund Operating Expenses - Admiral - Vanguard Small-Cap Growth Index Fund - Admiral Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.07%